21. SUPPLY CHAIN FINANCE (Details Narratives)	Dec. 31, 2018	Dec. 31, 2017
Domestic suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.52%	0.57%
Domestic suppliers [Member] | Top of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.75%	0.84%
Foreign suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.31%	0.19%
Foreign suppliers [Member] | Top of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.50%	0.29%